Credit Risk Mitigation Position (Details)	Dec. 31, 2025
Minimum [Member]
Credit Risk Mitigation Position [Line Items]
Security deposit percentage	5.00%
Maximum [Member]
Credit Risk Mitigation Position [Line Items]
Security deposit percentage	25.00%